Debentures	12 Months Ended
Dec. 31, 2024
Debentures
Debentures	Debentures
11.1.Breakdown

			Consolidated
			Current		Non-Current
Description	Financial charges - % p,a, (*)	Mature	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Debentures	CDI + 2.65% a 2.75%	September 2029	84,072	79,677	379,823	466,073
			84,072	79,677	379,823	466,073
11.2.Payment schedule of installments for non-current liabilities

Year of maturity	December 31, 2024	December 31, 2023
2025	—	118,417
2026	62,494	118,405
2027	129,163	118,423
2028	129,173	118,422
2029	66,670	—
Total	387,500	473,667

Funding cost (long term)	(7,677)	(7,594)
	379,823	466,073

11.3.Description of debentures
Emergência Participações S.A.
On September 15, 2022, the Management of the direct subsidiary Emergência Participações S.A. at the Company's Extraordinary General Meeting, deliberated and approved the 2nd issue of simple debentures, not convertible into shares, unsecured, with additional personal guarantee, in a single series, worth R$ 250,000. The funds raised were used to replenish the Company's cash and general corporate uses.
The debentures have final maturity in September 2028, payment of the principal will be made in 4 consecutive annual installments, the first in September 2025 and interest will be paid semi-annually, with the first payment in June 2023.
Considering the financial cost of the contracts (16.65% p.a. of implicit interest), on March 20, 2024, the direct subsidiary Emergência Participações S.A. made the advance payment of 36 installments due from the 1st issue of simple debentures, not convertible into shares in the amount of R$233,738. Of the total amount paid, R$7,067 refers to the contractual fine for the financial advance and is recorded in the financial result, according to explanatory note nº 21.
11.4.Contractual restrictions and covenants
The Company has certain obligations, including compliance with financial indices (covenants). They are basically linked to the Net Debt / EBITDA* compliance ratio, which must be measured every six months by the Company.
In addition, the Company must notify in advance of incorporation, merger, spin-off or corporate reorganization, liquidation, extinction or dissolution, capital reduction, distribution of dividends above the mandatory minimum or any transfer of assets of the Company and its subsidiaries, as well as an entry with a request for judicial recovery.
As of December 31, 2024, there were no events that could lead to breach of contract.

(*) EBITDA: or EBITDA, refers to earnings before financial results, income tax and social contribution and depreciation and amortization, considering the accumulated pro forma result, with the results under the control of the pro forma Company.